Schedule Of Investments (Detail) (USD $)	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended																		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012 Open Forward Currency Contract 1	Dec. 31, 2011 Open Forward Currency Contract 1	Jun. 30, 2012 Open Forward Currency Contract 2	Dec. 31, 2011 Open Forward Currency Contract 2	Jun. 30, 2012 Open Forward Currency Contract 3	Dec. 31, 2011 Open Forward Currency Contract 3	Jun. 30, 2012 Open Forward Currency Contract 4	Dec. 31, 2011 Open Forward Currency Contract 4	Jun. 30, 2012 Open Forward Currency Contract 5	Dec. 31, 2011 Open Forward Currency Contract 5	Jun. 30, 2012 Open Forward Currency Contract 6	Dec. 31, 2011 Open Forward Currency Contract 6	Jun. 30, 2012 Open Forward Currency Contract 7	Dec. 31, 2011 Open Forward Currency Contract 7	Jun. 30, 2012 Open Forward Currency Contract 8	Dec. 31, 2011 Open Forward Currency Contract 8	Jun. 30, 2012 Open Forward Currency Contract 9	Dec. 31, 2011 Open Forward Currency Contract 9	Jun. 30, 2012 Open Forward Currency Contract 10	Dec. 31, 2011 Open Forward Currency Contract 10	Jun. 30, 2012 Open Forward Currency Contract 11	Dec. 31, 2011 Open Forward Currency Contract 11	Jun. 30, 2012 Open Forward Currency Contract 12	Dec. 31, 2011 Open Forward Currency Contract 12	Jun. 30, 2012 Open Forward Currency Contract 13	Dec. 31, 2011 Open Forward Currency Contract 13	Jun. 30, 2012 Open Forward Currency Contract 14	Dec. 31, 2011 Open Forward Currency Contract 14	Jun. 30, 2012 Open Forward Currency Contract 15	Dec. 31, 2011 Open Forward Currency Contract 15	Jun. 30, 2012 Open Forward Currency Contract 16	Dec. 31, 2011 Open Forward Currency Contract 16	Jun. 30, 2012 Total Forward Currency Contracts in Gain Position	Dec. 31, 2011 Total Forward Currency Contracts in Gain Position	Jun. 30, 2012 Open Forward Currency Contract 17	Dec. 31, 2011 Open Forward Currency Contract 17	Jun. 30, 2012 Open Forward Currency Contract 18	Dec. 31, 2011 Open Forward Currency Contract 18	Jun. 30, 2012 Open Forward Currency Contract 20	Dec. 31, 2011 Open Forward Currency Contract 20	Jun. 30, 2012 Open Forward Currency Contract 20	Dec. 31, 2011 Open Forward Currency Contract 20	Jun. 30, 2012 Open Forward Currency Contract 21	Dec. 31, 2011 Open Forward Currency Contract 21	Jun. 30, 2012 Open Forward Currency Contract 22	Dec. 31, 2011 Open Forward Currency Contract 22	Jun. 30, 2012 Open Forward Currency Contract 23	Dec. 31, 2011 Open Forward Currency Contract 23	Jun. 30, 2012 Open Forward Currency Contract 24	Dec. 31, 2011 Open Forward Currency Contract 24	Jun. 30, 2012 Open Forward Currency Contract 25	Dec. 31, 2011 Open Forward Currency Contract 25	Jun. 30, 2012 Open Forward Currency Contract 26	Dec. 31, 2011 Open Forward Currency Contract 26	Jun. 30, 2012 Open Forward Currency Contract 27	Dec. 31, 2011 Open Forward Currency Contract 27	Jun. 30, 2012 Open Forward Currency Contract 28	Dec. 31, 2011 Open Forward Currency Contract 28	Jun. 30, 2012 Open Forward Currency Contract 29	Dec. 31, 2011 Open Forward Currency Contract 29	Jun. 30, 2012 Open Forward Currency Contract 30	Dec. 31, 2011 Open Forward Currency Contract 30	Jun. 30, 2012 Open Forward Currency Contract 31	Dec. 31, 2011 Open Forward Currency Contract 31	Jun. 30, 2012 Total Forward Currency Contracts in Loss Position	Dec. 31, 2011 Total Forward Currency Contracts in Loss Position	Jun. 30, 2012 Open Forward Currency Contracts	Dec. 31, 2011 Open Forward Currency Contracts	Dec. 31, 2011 Open Forward Currency Contract 32	Dec. 31, 2011 Open Forward Currency Contract 33	Dec. 31, 2011 Open Forward Currency Contract 34	Dec. 31, 2011 Open Forward Currency Contract 35	Dec. 31, 2011 Open Forward Currency Contract 36	Dec. 31, 2011 United States Treasury bills 0.01%-0.07% due 1/12/12	Dec. 31, 2011 United States Treasury bills 0.01% due 2/16/12	Dec. 31, 2011 United States Treasury bills 0.01%-0.03% due 2/23/12	Dec. 31, 2011 United States Treasury bills 0.00%-0.04% due 3/08/12	Dec. 31, 2011 United States Treasury bills 0.01% due 3/12/12	Dec. 31, 2011 United States Treasury bills 0.01% due 3/15/12	Dec. 31, 2011 United States Treasury bills - 84.87%	Jun. 30, 2012 United States Treasury bills 0.00% due 08/16/12	Jun. 30, 2012 United States Treasury bills 0.00% due 08/30/12	Jun. 30, 2012 United States Treasury bills 0.00% due 09/06/12	Jun. 30, 2012 United States Treasury bills 0.00% due 09/20/12	Jun. 30, 2012 United States Treasury Bills - 86.54%	Jun. 30, 2012 Equity contracts	Dec. 31, 2011 Equity contracts	Jun. 30, 2012 Equity contracts AEX Index Contract	Dec. 31, 2011 Equity contracts AEX Index Contract	Jun. 30, 2012 Equity contracts CAC 40 10-Year Euro Contract	Dec. 31, 2011 Equity contracts CAC 40 10-Year Euro Contract	Jun. 30, 2012 Equity contracts OMX 30 Index Contract	Dec. 31, 2011 Equity contracts OMX 30 Index Contract	Jun. 30, 2012 Equity contracts Hang Seng Index Contract	Dec. 31, 2011 Equity contracts Hang Seng Index Contract	Jun. 30, 2012 Equity contracts MSCI Taiwan Index Contract	Dec. 31, 2011 Equity contracts MSCI Taiwan Index Contract	Jun. 30, 2012 Equity contracts TOPIX Index Contract	Dec. 31, 2011 Equity contracts TOPIX Index Contract	Jun. 30, 2012 Equity contracts S&P/TSX 60 Index Contract	Dec. 31, 2011 Equity contracts S&P/TSX 60 Index Contract	Jun. 30, 2012 Equity contracts SPI 200 Index Contract	Dec. 31, 2011 Equity contracts SPI 200 Index Contract	Jun. 30, 2012 Equity contracts DAX Index Contract	Dec. 31, 2011 Equity contracts DAX Index Contract	Jun. 30, 2012 Equity contracts FTSE 100 Index Contract	Dec. 31, 2011 Equity contracts FTSE 100 Index Contract	Jun. 30, 2012 Equity contracts S&P 500 E-mini Index Contract	Dec. 31, 2011 Equity contracts S&P 500 E-mini Index Contract	Jun. 30, 2012 Interest rate contracts	Dec. 31, 2011 Interest rate contracts	Jun. 30, 2012 Interest rate contracts Euro Bund Contract	Dec. 31, 2011 Interest rate contracts Euro Bund Contract	Jun. 30, 2012 Interest rate contracts 10-Year Mini JGB Contract	Dec. 31, 2011 Interest rate contracts 10-Year Mini JGB Contract	Jun. 30, 2012 Interest rate contracts Japan 10-Year Bond Contract	Dec. 31, 2011 Interest rate contracts Japan 10-Year Bond Contract	Jun. 30, 2012 Interest rate contracts Australian 10-Year Bond Contract	Dec. 31, 2011 Interest rate contracts Australian 10-Year Bond Contract	Jun. 30, 2012 Interest rate contracts Canada 10-Year Bond Contract	Dec. 31, 2011 Interest rate contracts Canada 10-Year Bond Contract	Jun. 30, 2012 Interest rate contracts US 10-Year Note Contract	Dec. 31, 2011 Interest rate contracts US 10-Year Note Contract	Jun. 30, 2012 Interest rate contracts Long Gilt Contract	Dec. 31, 2011 Interest rate contracts Long Gilt Contract	Jun. 30, 2012 Open Futures Contracts	Dec. 31, 2011 Open Futures Contracts
Schedule of Investments [Line Items]
United States Treasury bills, Face Amount																																																																										$ 11,300,000	$ 3,000,000	$ 18,500,000	$ 11,600,000	$ 14,200,000	$ 16,000,000		$ 27,300,000	$ 6,500,000	$ 16,000,000	$ 700,000
Number of Contracts																																																																																								(65)	(69)	81	164	(166)	(575)	(35)	(40)	(213)	175	(12)	(34)	(49)	(53)	104	72	11	20	117	44	(20)	21			57	92	(10)	(28)	(4)	(5)	(78)	(130)	(133)	(92)	93	98	82	70
United States Treasury bills, Fair Value																																																																										11,299,766	2,999,870	18,499,315	11,599,443	14,198,827	15,999,835	74,597,056	27,295,743	6,498,657	15,995,991	699,787	50,490,178
Expiration Date																																																																																								Jul. 20, 2012	Jan. 20, 2012	Jul. 20, 2012	Jan. 20, 2012	Jul. 20, 2012	Jan. 20, 2012	Jul. 30, 2012	Jan. 30, 2012	Jul. 30, 2012	Jan. 30, 2012	Sep. 14, 2012	Mar. 09, 2012	Sep. 20, 2012	Mar. 15, 2012	Sep. 20, 2012	Mar. 15, 2012	Sep. 21, 2012	Mar. 16, 2012	Sep. 21, 2012	Mar. 16, 2012	Sep. 21, 2012	Mar. 16, 2012			Sep. 06, 2012	Mar. 08, 2012	Sep. 07, 2012	Mar. 08, 2012	Sep. 10, 2012	Mar. 09, 2012	Sep. 17, 2012	Mar. 15, 2012	Sep. 19, 2012	Mar. 21, 2012	Sep. 19, 2012	Mar. 21, 2012	Sep. 26, 2012	Mar. 28, 2012
Settlement Date	Jul. 05, 2012	Jan. 05, 2012	Jul. 05, 2012	Jan. 05, 2012	Jul. 05, 2012	Jan. 05, 2012	Jul. 05, 2012	Jan. 05, 2012	Jul. 05, 2012	Jan. 05, 2012	Jul. 05, 2012	Jan. 05, 2012	Jul. 05, 2012	Jan. 05, 2012	Jul. 05, 2012	Jan. 05, 2012	Jul. 05, 2012	Jan. 05, 2012	Jul. 05, 2012	Jan. 05, 2012	Jul. 05, 2012	Jan. 05, 2012	Jul. 05, 2012	Jan. 05, 2012	Jul. 05, 2012	Jan. 05, 2012	Jul. 05, 2012	Jan. 05, 2012	Jul. 05, 2012	Jan. 05, 2012	Jul. 05, 2012	Apr. 04, 2012			Jul. 05, 2012	Apr. 04, 2012	Jul. 05, 2012	Jan. 05, 2012	Jul. 05, 2012	Jan. 05, 2012	Jul. 05, 2012	Jan. 05, 2012	Jul. 05, 2012	Jan. 05, 2012	Jul. 05, 2012	Jan. 05, 2012	Jul. 05, 2012	Jan. 05, 2012	Jul. 05, 2012	Jan. 05, 2012	Jul. 05, 2012	Jan. 05, 2012	Jul. 05, 2012	Jan. 05, 2012	Jul. 05, 2012	Jan. 05, 2012	Jul. 05, 2012	Jan. 05, 2012	Jul. 05, 2012	Jan. 05, 2012	Jul. 05, 2012	Jan. 05, 2012	Jul. 05, 2012	Apr. 04, 2012					Apr. 04, 2012	Apr. 04, 2012	Apr. 04, 2012	Apr. 04, 2012	Apr. 04, 2012
Notional Amount																																																																																								(5,068,903)	(5,611,708)	3,281,154	6,739,242	(2,474,103)	(8,295,406)	(4,387,831)	(4,752,659)	(5,397,420)	4,436,250	(1,156,536)	(3,217,052)	(6,358,056)	(7,067,361)	10,812,434	7,416,505	2,237,541	3,829,543	10,135,185	3,785,540	(1,356,400)	1,315,230			10,192,121	16,605,519	(1,800,978)	(5,186,223)	(7,203,409)	(9,254,614)	(10,030,839)	(15,845,850)	(18,062,534)	(12,092,590)	12,403,875	12,850,250	15,319,086	12,722,644
Currency to be Delivered	AUD	AUD	CAD	CAD	CHF	CHF	EUR	EUR	GBP	GBP	JPY	JPY	NOK	NOK	SEK	SEK	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	CAD			AUD	USD	CAD	AUD	CHF	CAD	GBP	GBP	JPY	JPY	NOK	NOK	SEK	SEK	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	CHF					EUR	USD	USD	USD	USD
Amount to be Delivered	160,944	1,439,138	13,362,154	2,096,640	15,088,301	16,730,530	17,287,297	21,864,893	606,752	10,983,337	26,337,775	729,545,155	25,860,843	58,107,906	19,797,000	65,656,222	2,146,441	13,003,122	600,856	17,811,000	2,945,261	11,881,579	2,191,486	554,560	1,447,517	15,915,634	8,058,144	5,033,720	824,045	23,350,443	6,174,132	15,108,487			9,807,000	6,834,790	388,000	12,422,881	5,620,000	22,916,759	3,103,000	244,556	670,021,929	409,525,308	3,533,000	60,428,668	7,806,140	119,994,053	10,012,021	6,750,444	6,088,179	6,286,165	417,981	28,786,266	2,514,728	1,436,772	16,055,240	9,735,908	4,378,919	20,059,960	8,618,597	3,551,668	11,529,901	10,535,738					7,702,109	8,957,973	5,659,651	9,561,513	14,754,666
Currency to be Received	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	AUD	AUD	CAD	CAD	CHF	CHF	EUR	EUR	GBP	GBP	JPY	JPY	NOK	SEK	SEK	USD			USD	GBP	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	AUD	CAD	CAD	CHF	CHF	EUR	EUR	GBP	GBP	JPY	JPY	NOK	NOK	SEK	SEK	USD					USD	AUD	JPY	NOK	SEK
Amount to be Received	164,944	1,479,591	13,424,848	2,067,818	16,662,796	18,176,949	22,907,751	29,237,645	951,657	17,296,467	330,100	9,498,847	4,453,301	10,119,159	2,926,602	9,776,734	2,178,000	13,862,019	620,000	18,166,135	2,810,561	11,121,056	1,758,000	427,894	939,000	10,333,893	663,900,000	391,029,463	5,027,000	162,165,275	44,517,000	14,808,032			9,699,097	4,402,019	373,047	12,683,089	5,835,111	21,610,157	4,768,861	376,856	8,174,374	5,276,254	578,564	10,121,978	1,130,839	17,465,576	9,721,277	6,847,264	6,060,165	5,609,474	383,000	21,436,999	1,951,484	894,000	10,051,785	748,041,000	348,513,000	118,536,574	49,276,965	23,485,000	76,759,829	11,287,968					10,006,672	8,825,111	434,673,658	57,248,212	101,553,209
Net Unrealized Appreciation (Depreciation)		$ 4,353	$ 318,202	$ 8,846	$ 720,894	$ 284,981	$ 968,960	$ 853,562	$ 1	$ 227,406	$ 2	$ 16,846	$ 103,195	$ 382,808	$ 58,682	$ 199,783	$ 85,694	$ 1,206,611	$ 7,289	$ 28,765	$ 24,304	$ 11,504	$ 39,539	$ 914	$ 25,251	$ 144,134	$ 262,685	$ 48,545	$ 21,557	$ 303,809	$ 274,886	$ 421	$ 2,911,141	$ 3,723,647	$ (351,661)	$ 359	$ (7,534)	$ (51,407)	$ (102,833)	$ (894,883)	$ (98,018)	$ (3,205)	$ (223,183)	$ (46,404)	$ (15,729)	$ (3,232)	$ (8)	$ (37,367)	$ (49,117)	$ (26,197)	$ (143,895)	$ (287,279)	$ (13,313)	$ (957,657)	$ (38,158)	$ (47,419)	$ (289,586)	$ (13,514)	$ (10,916)	$ (198,398)	$ (329,616)	$ (126,027)	$ (409,980)	$ (484)	$ (2,083,547)	$ (2,695,336)	$ 827,594	$ 1,028,311	$ (370)	$ (658)	$ (322)	$ (161)	$ (352)													$ (407,897)	$ (509,591)	$ (258,188)	$ (263,343)	$ 175,776	$ 197,994	$ (119,647)	$ (280,987)	$ (62,268)	$ 34,507	$ (117,150)	$ (35,000)	$ (78,205)	$ 33,143	$ (85,652)	$ (68,186)	$ (90,614)	$ (289,722)	$ 95,623	$ 77,889	$ 168,828	$ 59,491	$ (36,400)	$ 24,623	$ (283,539)	$ 357,419	$ (198,924)	$ 484,340	$ (3,760)	$ (30,569)	$ (15,039)	$ (51,989)	$ (23,534)	$ (176,665)	$ (161,558)	$ (161,071)	$ 75,563	$ 96,469	$ 43,713	$ 196,904	$ (691,436)	$ (152,172)